Bank Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Bank loan	$ 1,580,018	$ 1,527,162
Loan from China Construction Bank [Member]
Bank loan		218,166
Loan from Bank of Communication [Member]
Bank loan	1,149,095	290,888
Loan from Bank of China [Member]
Bank loan	430,923	727,220
Loan from Dongguan Bank [Member]
Bank loan		$ 290,888